Significant capital and funding transactions	6 Months Ended
Apr. 30, 2023
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Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Subordinated debentures
On January 31, 2023, we issued $1,500 million of non-viability contingent capital (NVCC) subordinated debentures. The notes bear interest at a fixed rate of 5.01% per annum until February 1, 2028, and at the Daily Compounded Canadian Overnight Repo Rate Average plus 2.12% thereafter until their maturity on February 1, 2033.
Common shares issued

	For the three months ended
	April 30, 2023		April 30, 2022
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	235	$21	105	$8
Issued in connection with dividend reinvestment plan (2)	4,604	621	–	–
Purchased for cancellation (3)	–	–	(13,700)	(171)
	4,839	$642	(13,595)	$(163)

	For the six months ended
	April 30, 2023		April 30, 2022
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	504	$45	512	$42
Issued in connection with dividend reinvestment plan (2)	4,604	621	–	–
Purchased for cancellation (3)	–	–	(22,571)	(282)
	5,108	$666	(22,059)	$(240)

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended April 30, 2023 our DRIP requirements were satisfied through shares issued from treasury. During the three months ended January 31, 2023 and the three and six months ended April 30, 2022 our DRIP requirements were satisfied through open market share purchases.
(3)	During the three and six months ended April 30, 2023, we did not purchase for cancellation any common shares. During the three months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $1,892 million (average cost of $138.04 per share), with a book value of $171 million (book value of $12.46 per share). During the six months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $3,106 million (average cost of $137.57 per share), with a book value of $282 million (book value of $12.46 per share).